Commitments and Contingencies - Future Minimum Rental Payments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
2014	$ 4,684
2015	4,299
2016	3,691
2017	3,324
2018	3,423
Thereafter	6,364
Total future minimum payments	$ 25,785